Financial instruments and financial risk management (Tables)	3 Months Ended
Mar. 31, 2022
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At March 31, 2022	Within one year	and five years	five years
Trade payables	$1,738,255	$—	$—
Accrued liabilities	3,281,535	—	—
Due to related parties	56,250	—	—
Lease liabilities	574,294	1,895,172	554,528
DSU liabilities	—	150,643	—
	$5,650,334	$2,045,815	$554,528

		Between one	More than
At December 31, 2021	Within one year	and five years	five years
Trade payables	$1,249,861	$—	$—
Accrued liabilities	4,817,820	—	—
Due to related parties	743,100	—	—
Lease liabilities	392,279	867,757	627,235
DSU liabilities	—	53,362	—
	$7,203,060	$921,119	$627,235

Schedule of financial assets and liabilities that are denominated in CAD

	March 31,	December 31,
	2022	2021
Cash and cash equivalents	$683,268	$2,867,716
Restricted cash	82,104	81,176
Receivables	75,843	242,953
Lease liabilities	(1,056,804)	(1,429,629)
Trade payables and accrued liabilities	(993,240)	(1,321,940)
	$(1,208,829)	$440,276

Schedule of classification of financial instruments

	March 31,	December 31,
	2022	2021
Amortized cost:
Cash and cash equivalents	$194,667,632	$221,928,008
Restricted cash	292,604	291,676
Receivables	81,757	129,068
	$195,041,993	$222,348,752

	March 31,	December 31,
	2022	2021
Non-derivative financial liabilities at amortized cost:
Trade payable and accrued liabilities	$5,076,040	$6,810,781
Lease liabilities	3,023,994	1,887,271
Derivative financial liabilities at fair value through profit or loss:
Derivative liabilities	219,421	244,565
	$8,319,455	$8,942,617